Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues
Contract revenue		$ 2,959,254	$ 3,874,199	$ 8,750,291	$ 5,668,746	$ 8,641,348	$ 5,545,468
Grant revenue			5,476		127,042	127,042	1,497,548
Total revenues		2,959,254	3,879,675	8,750,291	5,795,788	8,768,390	7,043,016
Cost of revenues		(2,630,046)	(3,050,814)	(7,204,920)	(4,394,915)	(6,882,204)	(5,313,855)
Gross profit		329,208	828,861	1,545,371	1,400,873	1,886,186	1,729,161
Operating expenses:
Research and development		1,177,263	1,259,015	3,433,595	3,731,813	5,399,839	5,086,535
Acquired in-process research and development							4,000,000
General and administrative		650,762	839,512	2,526,255	2,531,744	3,596,623	3,403,975
Total operating expenses		1,828,025	2,098,527	5,959,850	6,263,557	8,996,462	12,490,510
Loss from operations		(1,498,817)	(1,269,666)	(4,414,479)	(4,862,684)	(7,110,276)	(10,761,349)
Other income (expense):
Change in fair value of warrant liability		(176,293)	4,047,742	1,109,192	(907,368)	(1,201,870)	3,436,195
Other income				390,599
Interest income (expense)		1,893	(3,728)	(736)	(2,616)	(8,017)	1,310
Total other income (expense)		(174,400)	4,044,014	1,499,055	(909,984)	(1,209,887)	3,437,505
Net loss before income taxes						(8,320,163)	(7,323,844)
Income tax benefit						488,933	616,872
Net income (loss)		$ (1,673,217)	$ 2,774,348	$ (2,915,424)	$ (5,772,668)	$ (7,831,230)	$ (6,706,972)
Basic net income (loss) per share(1)	[1]	$ (0.49)	$ 1.05	$ (0.90)	$ (2.26)	$ (3.00)	$ (3.25)
Diluted net loss per share(1)	[1]	$ (0.49)	$ (0.45)	$ (1.20)	$ (2.26)	$ (3.00)	$ (4.30)
Basic weighted average common shares outstanding(1)	[1]	3,432,081	2,648,240	3,245,653	2,553,930	2,606,577	2,063,842
Diluted weighted average common shares outstanding(1)	[1]	3,432,081	2,829,058	3,347,837	2,553,930	2,606,577	2,358,494

[1]	Adjusted to reflect the reverse stock split of one-for-ten effective October 7, 2016.